Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000202340
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%	4.41%	5.09%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%	4.20%	5.16%